Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2024	2023
Cost:

Laboratory equipment	$64	$62
Computers, office furniture and equipment	15	217
Leasehold improvements	-	13

	79	292
Accumulated depreciation:

Laboratory equipment	43	48
Computers, office furniture and equipment	9	203
Leasehold improvements	-	12

	52	263

Property and equipment, net	$27	$29